Revenue - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 3,900	$ 1,400	$ 3,700	$ 600	$ 600	$ 500	$ 300
Revenue	34,202	30,128	59,593	60,066	114,080	26,759	44,566
Contract asset					600
Contract asset revenue expected to be recognized					600
Grant
Disaggregation of Revenue [Line Items]
Revenue	$ 100	$ 400	$ 100	$ 600	$ 1,300	$ 0	$ 0